Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.8%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	118,590	258,438
*	Baidu Inc. ADR	1,649,100	245,271
*	Alphabet Inc. Class C	106,630	233,248
*	Pinterest Inc. Class A	2,780,350	50,491
*	Meta Platforms Inc. Class A	285,400	46,021
	Electronic Arts Inc.	373,100	45,388
*	Live Nation Entertainment Inc.	153,850	12,705
*	Roblox Corp. Class A	246,900	8,113
*	Walt Disney Co.	81,557	7,699
*	ZoomInfo Technologies Inc. Class A	174,700	5,807
*	Netflix Inc.	7,010	1,226
*	Madison Square Garden Sports Corp.	3,100	468
*	Snap Inc. Class A	23,000	302
*	Madison Square Garden Entertainment Corp.	3,100	163
			915,340
Consumer Discretionary (10.2%)
*	Tesla Inc.	509,430	343,060
*	Alibaba Group Holding Ltd. ADR	2,438,200	277,175
*	CarMax Inc.	1,722,697	155,870
*	XPeng Inc. Class A ADR	4,864,419	154,397
	TJX Cos. Inc.	2,752,600	153,733
	Sony Group Corp. ADR	1,484,225	121,365
*	Entain plc	6,526,267	99,315
*	Amazon.com Inc.	897,000	95,270
*	Capri Holdings Ltd.	1,185,000	48,597
*	Royal Caribbean Cruises Ltd.	839,300	29,300
	Ross Stores Inc.	403,900	28,366
	eBay Inc.	566,000	23,585
*	Carnival Corp.	2,522,045	21,816
*	Burlington Stores Inc.	140,150	19,093
*	Ollie's Bargain Outlet Holdings Inc.	310,890	18,265
*	Flutter Entertainment plc (XDUB)	170,598	17,235
	Marriott International Inc. Class A	112,500	15,301
	Restaurant Brands International Inc.	234,900	11,780
	Newell Brands Inc.	578,000	11,005
*	Ulta Beauty Inc.	23,000	8,866
*	Las Vegas Sands Corp.	258,500	8,683
	Hilton Worldwide Holdings Inc.	76,333	8,507
*	DoorDash Inc. Class A	108,750	6,978
*,1	Rivian Automotive Inc. Class A	258,000	6,641
*	Norwegian Cruise Line Holdings Ltd.	483,125	5,372
*	AutoZone Inc.	2,270	4,878

		Shares	Market Value ($000)
	Dollar General Corp.	15,350	3,767
	Darden Restaurants Inc.	22,900	2,590
*	Five Below Inc.	9,100	1,032
			1,701,842
Energy (3.3%)
	Pioneer Natural Resources Co.	1,014,423	226,297
	Hess Corp.	1,760,674	186,526
	EOG Resources Inc.	363,321	40,125
*	Transocean Ltd. (XNYS)	11,836,496	39,416
	Coterra Energy Inc.	1,153,350	29,745
*	Southwestern Energy Co.	3,325,000	20,781
*	TechnipFMC plc	672,200	4,524
	Technip Energies NV	14,200	178
			547,592
Financials (8.2%)
	Raymond James Financial Inc.	3,046,360	272,375
	Morgan Stanley	3,132,920	238,290
	Northern Trust Corp.	1,690,251	163,075
	Wells Fargo & Co.	3,236,995	126,793
	Bank of America Corp.	3,691,317	114,911
	Charles Schwab Corp.	1,427,870	90,213
	Goldman Sachs Group Inc.	198,550	58,973
	CME Group Inc.	286,154	58,576
	MarketAxess Holdings Inc.	226,330	57,943
	Discover Financial Services	551,530	52,164
	JPMorgan Chase & Co.	333,180	37,519
	Progressive Corp.	281,600	32,742
	LPL Financial Holdings Inc.	163,900	30,236
	Tradeweb Markets Inc. Class A	386,900	26,406
	Citigroup Inc.	68,100	3,132
			1,363,348
Health Care (32.9%)
	Eli Lilly & Co.	3,829,178	1,241,534
	Amgen Inc.	2,163,909	526,479
*	BioMarin Pharmaceutical Inc.	5,173,100	428,695
*	Biogen Inc.	2,068,588	421,868
*	Seagen Inc.	1,828,192	323,480
[1]	BioNTech SE ADR	2,076,166	309,556
	Thermo Fisher Scientific Inc.	483,498	262,675
	Bristol-Myers Squibb Co.	3,147,050	242,323
	Novartis AG ADR	2,277,330	192,503
*	BeiGene Ltd. ADR	976,181	157,995
*	Boston Scientific Corp.	4,103,606	152,941
	AstraZeneca plc ADR	2,143,160	141,599
*	Edwards Lifesciences Corp.	1,418,900	134,923
	Roche Holding AG	337,338	112,772
*	Elanco Animal Health Inc. (XNYS)	5,324,966	104,529
*	LivaNova plc	1,589,220	99,279
	PerkinElmer Inc.	650,680	92,540
*	Alkermes plc	2,841,380	84,645
*	QIAGEN NV	1,533,957	72,403
	Zimmer Biomet Holdings Inc.	614,810	64,592
*	Illumina Inc.	320,900	59,161
*	Charles River Laboratories International Inc.	272,990	58,412
	Abbott Laboratories	490,900	53,336
*	FibroGen Inc.	4,460,971	47,108
*,1	Allogene Therapeutics Inc.	2,844,580	32,428

		Shares	Market Value ($000)
	Agilent Technologies Inc.	206,780	24,559
	Medtronic plc	149,500	13,418
	Danaher Corp.	34,195	8,669
	Alcon Inc.	118,960	8,314
*	Omnicell Inc.	71,910	8,180
[2]	Siemens Healthineers AG	133,680	6,816
*	Repligen Corp.	24,608	3,996
*	Bridgebio Pharma Inc.	340,900	3,095
*	Guardant Health Inc.	62,586	2,525
*	ImmunoGen Inc.	503,827	2,267
*	IQVIA Holdings Inc.	9,292	2,016
*	Waters Corp.	5,796	1,918
*	Zimvie Inc.	61,381	983
	Humana Inc.	1,575	737
*	Adaptive Biotechnologies Corp.	28,100	227
			5,505,496
Industrials (11.6%)
	FedEx Corp.	1,596,174	361,869
	AECOM	4,629,136	301,912
*	Southwest Airlines Co.	7,906,219	285,573
	Jacobs Engineering Group Inc.	2,020,029	256,806
	Airbus SE	1,375,391	134,527
*	United Airlines Holdings Inc.	3,623,103	128,330
*	Delta Air Lines Inc.	2,874,090	83,262
*	American Airlines Group Inc.	4,941,720	62,661
*	TransDigm Group Inc.	114,619	61,513
	Curtiss-Wright Corp.	312,600	41,282
	IDEX Corp.	199,950	36,317
	Old Dominion Freight Line Inc.	130,900	33,547
	Textron Inc.	537,250	32,810
*	Ryanair Holdings plc ADR	243,900	16,402
*	Lyft Inc. Class A	1,212,265	16,099
*	JetBlue Airways Corp.	1,729,800	14,479
*,1	Aurora Innovation Inc.	7,030,000	13,427
	Union Pacific Corp.	60,000	12,797
	AMETEK Inc.	110,000	12,088
	Caterpillar Inc.	60,000	10,726
*	Uber Technologies Inc.	515,600	10,549
	Carrier Global Corp.	268,900	9,589
	Rockwell Automation Inc.	40,000	7,972
*	TuSimple Holdings Inc. Class A	82,200	594
			1,945,131
Information Technology (23.9%)
	Microsoft Corp.	1,442,040	370,359
	Micron Technology Inc.	5,088,667	281,302
	KLA Corp.	872,500	278,397
	Texas Instruments Inc.	1,527,450	234,693
*	Flex Ltd.	15,903,242	230,120
*	Adobe Inc.	593,400	217,220
*	Splunk Inc.	2,241,250	198,261
*	Trimble Inc.	3,298,371	192,064
	NetApp Inc.	2,836,310	185,041
	ASML Holding NV GDR (Registered)	362,467	172,491
*	Descartes Systems Group Inc.	1,987,665	123,355
	Intel Corp.	3,099,420	115,949
	QUALCOMM Inc.	882,090	112,678
	Visa Inc. Class A	552,000	108,683

		Shares	Market Value ($000)
	Corning Inc.	3,182,324	100,275
	Entegris Inc.	967,700	89,154
	Universal Display Corp.	814,814	82,410
	NVIDIA Corp.	477,115	72,326
	Intuit Inc.	170,100	65,563
	Jabil Inc.	1,177,500	60,300
*	FormFactor Inc.	1,549,441	60,010
	HP Inc.	1,826,530	59,874
*	Wolfspeed Inc.	774,200	49,123
*	WEX Inc.	297,890	46,340
	Hewlett Packard Enterprise Co.	3,213,670	42,613
	Telefonaktiebolaget LM Ericsson ADR	5,241,100	38,784
*	BlackBerry Ltd.	6,813,076	36,723
	Oracle Corp.	514,000	35,913
	Teradyne Inc.	379,300	33,966
*	PayPal Holdings Inc.	481,700	33,642
*	Plantronics Inc.	798,800	31,696
*	Autodesk Inc.	177,600	30,540
*	Nutanix Inc. Class A	1,882,019	27,534
*	Keysight Technologies Inc.	181,740	25,053
*	Salesforce Inc.	146,700	24,211
	VMware Inc. Class A	187,000	21,314
*	Unity Software Inc.	402,984	14,838
*	MongoDB Inc. Class A	57,100	14,817
	Analog Devices Inc.	90,000	13,148
*	Western Digital Corp.	288,280	12,924
*	Palo Alto Networks Inc.	20,700	10,225
*	Zoom Video Communications Inc. Class A	93,450	10,090
*	Crowdstrike Holdings Inc. Class A	59,400	10,012
	Mastercard Inc. Class A	28,600	9,023
*	Gitlab Inc. Class A	98,550	5,237
	Nokia OYJ ADR	500,000	2,305
	Applied Materials Inc.	10,700	974
*	Okta Inc.	3,000	271
*	HubSpot Inc.	825	248
*	RingCentral Inc. Class A	2,800	146
*	DocuSign Inc. Class A	1,500	86
*	Arista Networks Inc.	200	19
			3,992,340
Materials (0.2%)
*	Ivanhoe Mines Ltd. Class A	4,763,900	27,424
	Albemarle Corp.	61,500	12,852
			40,276
Total Common Stocks (Cost $7,493,093)			16,011,365

		Shares	Market Value ($000)
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[3,4]	Vanguard Market Liquidity Fund, 1.417% (Cost $700,474)	7,006,318	700,421
Total Investments (100.0%) (Cost $8,193,567)			16,711,786
Other Assets and Liabilities—Net (0.0%)			2,583
Net Assets (100%)			16,714,369
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,886,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $6,816,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,894,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,640,522	370,843	—	16,011,365
Temporary Cash Investments	700,421	—	—	700,421
Total	16,340,943	370,843	—	16,711,786